Shareholder Report, Line Graph (Details) 190593_Baird Short-Term Municipal Bond Fund_Investor Class Shares_TSR Annual {Investor Class Shares} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares | BTMSX
Accumulated Value	$ 11,622	$ 11,286	$ 10,863	$ 11,316	$ 11,250	$ 10,933	$ 10,531	$ 10,374	$ 10,126	$ 10,086	$ 12,140
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Index
Accumulated Value	12,366	12,237	11,501	12,573	12,385	11,771	10,946	10,808	10,249	10,224	$ 12,891
Bloomberg 1-5 Year Short Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-5 Year Short Municipal Index
Accumulated Value	$ 11,377	$ 11,146	$ 10,761	$ 11,114	$ 11,073	$ 10,769	$ 10,389	$ 10,208	$ 10,046	$ 10,039	$ 11,844